Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	$ 2,572,357	$ 2,404,376	$ 1,933,918
Israel [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	1,571,035	1,506,566	1,203,109
United States [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	680,325	591,794	501,785
Europe [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	262,303	255,680	189,152
Africa [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	26,692	18,012	11,702
Japan [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	11,333	12,890	14,282
Other (mainly Asia pacific) [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenues classified by geographic area (based on the location of customers) [Line Items]
Revenues	$ 20,669	$ 19,434	$ 13,888